Average Annual Total Returns		12 Months Ended	31 Months Ended	52 Months Ended	60 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
BBH Select Large Cap ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.85%		10.46%	10.24%
Performance Inception Date	Sep. 09, 2019
BBH Select Large Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.77%		10.00%	9.74%
BBH Select Large Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.20%		8.30%	8.08%
BBH Select Mid Cap ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.41%	5.16%
Performance Inception Date	May 24, 2021
BBH Select Mid Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.33%	5.13%
BBH Select Mid Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.82%	3.99%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction of fees, expenses or taxes)
Average Annual Return, Percent	15.51%	25.02%			14.53%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	11.50%	25.02%
Russell Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	5.37%	15.34%